14. Property and equipment (Tables)	12 Months Ended
Dec. 31, 2017
Property And Equipment Tables
Changes in property and equipment
	Balance at 2015	Additi-ons	Depre-ciation (a)	Write-offs	Transfers	Exchange rate changes	Assets held for sale and discontinued operations (*)	Balance at 2016	Additi-ons	Depre-ciation	Write-offs (**)	Transfers(***)	Assets held for sale and discontinued operations(*)	Balance at 2017
Land	1,464	-	-	(1)	36	-	(85)	1,414	-	-	(31)	(21)	-	1,362
Buildings	2,023	48	(62)	(24)	(96)	-	(33)	1,856	113	(59)	(225)	85	-	1,770
Leasehold improvements	3,675	213	(272)	(83)	441	-	(690)	3,284	295	(254)	(156)	342	(19)	3,492
Machinery and equipment	1,676	295	(279)	(26)	35	(1)	(360)	1,340	158	(234)	(77)	118	(43)	1,262
Facilities	422	175	(47)	(7)	19	(5)	(124)	433	109	(46)	(20)	5	6	487
Furniture and fixtures	701	73	(90)	(5)	28	(3)	(161)	543	55	(79)	(14)	60	(25)	540
Vehicles	75	1	(6)	(11)	-	-	(57)	2	-	(1)	(6)	5	1	1
Construction in progress	172	546	(1)	(11)	(450)	(2)	(50)	204	596	-	(4)	(595)	(75)	126
Other	97	31	(27)	(9)	(7)	-	(22)	63	41	(21)	(3)	(11)	(6)	63
Total	10,305	1,382	(784)	(177)	6	(11)	(1,582)	9,139	1,367	(694)	(536)	(12)	(161)	9,103

Finance lease
Equipment	13	-	(2)	(2)	-	-	-	9	-	(2)	-	(1)	-	6
IT equipment	31	5	(14)	-	-	-	(14)	8	-	(3)	-	-	-	5
Facilities	1	-	(1)	-	-	-	-	-	-	-	-	-	-	-
Furniture and fixtures	6	-	-	-	-	-	-	6	-	(2)	-	-	-	4
Buildings	21	-	(1)	-	-	-	-	20	-	-	-	-	-	20
	72	5	(18)	(2)	-	-	(14)	43	-	(7)	-	(1)	-	35
Total	10,377	1.387	(802)	(179)	6	(11)	(1,596)	9,182	1,367	(701)	(536)	(13)	(161)	9,138

Property and equipment
	2017			2016
	Cost	Accumulated depreciation	Net	Cost	Accumulated depreciation	Net
Land	1,362	-	1,362	1,414	-	1,414
Buildings	2,705	(935)	1,770	2,823	(967)	1,856
Leasehold improvements	5,310	(1,818)	3,492	4,926	(1,642)	3,284
Machinery and equipment	2,828	(1,566)	1,262	2,779	(1,439)	1,340
Facilities	817	(330)	487	723	(290)	433
Furniture and fixtures	1,209	(669)	540	1,159	(616)	543
Vehicles	8	(7)	1	8	(6)	2
Construction in progress	126	-	126	204	-	204
Other	183	(120)	63	168	(105)	63
	14,548	(5,445)	9,103	14,204	(5,065)	9,139

Finance lease
Equipment	26	(20)	6	30	(21)	9
IT equipment	46	(41)	5	46	(38)	8
Facilities	1	(1)	-	1	(1)	-
Furniture and fixtures	13	(9)	4	14	(8)	6
Buildings	43	(23)	20	43	(23)	20
	129	(94)	35	134	(91)	43
Total	14,677	(5,539)	9,138	14,338	(5,156)	9,182

Reconciliation of additions to property and equipment
	2017	2016
Additions (i)	1,367	1,387
Finance lease	-	(5)
Capitalized borrowing costs	(16)	(14)
Property and equipment financing - Additions (ii)	(553)	(802)
Property and equipment financing - Payments (ii)	604	699
Total	1,402	1,265